UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05848

The Gabelli Value 25 Fund Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Value 25 Fund Inc.

Class AAA - GVCAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and has the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$75	1.49%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,941	10,742	10,413
6/16	9,564	11,171	10,711
6/17	10,813	13,170	12,374
6/18	11,460	15,063	13,212
6/19	11,937	16,632	14,330
6/20	10,279	17,881	13,063
6/21	14,992	25,175	18,769
6/22	12,369	22,501	17,489
6/23	13,167	26,910	19,507
6/24	14,002	33,519	22,055

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	3.07%	6.35%	3.24%	3.43%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

Fund Statistics

  Total Net Assets$206,747,245
  Number of Portfolio Holdings72
  Portfolio Turnover Rate3%
  Management Fees$1,016,075

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.1%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class AAA - GVCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCAX-24-SATSR

The Gabelli Value 25 Fund Inc.

Class C - GVCCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and has the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$113	2.24%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class C	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,773	10,742	10,413
6/16	9,242	11,171	10,711
6/17	10,273	13,170	12,374
6/18	10,701	15,063	13,212
6/19	10,956	16,632	14,330
6/20	9,273	17,881	13,063
6/21	13,341	25,175	18,769
6/22	10,805	22,501	17,489
6/23	11,322	26,910	19,507
6/24	11,837	33,519	22,055

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	1.71%	4.55%	2.50%	2.66%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

Fund Statistics

  Total Net Assets$206,747,245
  Number of Portfolio Holdings72
  Portfolio Turnover Rate3%
  Management Fees$1,016,075

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.1%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class C - GVCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCCX-24-SATSR

The Gabelli Value 25 Fund Inc.

Class I - GVCIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and has the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$51	1.00%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,967	10,742	10,413
6/16	9,614	11,171	10,711
6/17	10,905	13,170	12,374
6/18	11,608	15,063	13,212
6/19	12,139	16,632	14,330
6/20	10,502	17,881	13,063
6/21	15,386	25,175	18,769
6/22	12,750	22,501	17,489
6/23	13,623	26,910	19,507
6/24	14,571	33,519	22,055

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	3.28%	6.96%	3.72%	3.84%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

Fund Statistics

  Total Net Assets$206,747,245
  Number of Portfolio Holdings72
  Portfolio Turnover Rate3%
  Management Fees$1,016,075

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.1%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class I - GVCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GVCIX-24-SATSR

The Gabelli Value 25 Fund Inc.

Class A - GABVX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2024 to June 30, 2024. The Gabelli Value 25 Fund's investment objective is to provide long term capital appreciation. The Fund’s investment strategy is to invest primarily in equity securities of companies that Gabelli Funds, LLC (the Adviser) believes are undervalued and has the potential to achieve significant capital appreciation, overweighting its core 25 equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (PMV). The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium, or small market capitalizations. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$75	1.49%

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Value 25 Fund underperformed its broad-based benchmark, the S&P 500. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. Our Fund, in comparison, focuses on companies that appear underpriced relative to their private market value (PMV). During the first half of the year, the top contributors to our Fund consisted of companies with strong balance sheets and disciplined capital allocations histories. First half detractors included companies adversely impacted by changes in consumer behavior and individual corporate developments.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Value 25 Fund Inc. - Class A	S&P 500 Index	Russell 1000 Value Index
6/14	10,000	10,000	10,000
6/15	9,374	10,742	10,413
6/16	9,569	11,171	10,711
6/17	10,815	13,170	12,374
6/18	11,464	15,063	13,212
6/19	11,933	16,632	14,330
6/20	10,287	17,881	13,063
6/21	15,000	25,175	18,769
6/22	12,379	22,501	17,489
6/23	13,172	26,910	19,507
6/24	14,001	33,519	22,055

Average Annual Total Returns

Fund	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	(2.98)%	0.18%	2.03%	2.81%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

Fund Statistics

  Total Net Assets$206,747,245
  Number of Portfolio Holdings72
  Portfolio Turnover Rate3%
  Management Fees$1,016,075

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com for current month-end performance.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Updated Location: Visit www.confluence.com/funds for more recent performance information.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Top 10
Sony Group Corp.	6.7%
American Express Co.	6.2%
Republic Services Inc.	5.5%
Newmont Corp.	5.3%
The Bank of New York Mellon Corp.	5.3%
Madison Square Garden Sports Corp.	4.9%
Crane Co.	4.5%
Paramount Global	4.3%
Genuine Parts Co.	4.0%
National Fuel Gas Co.	3.9%

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.0%
Financial Services	14.6%
Environmental Services	7.9%
Electronics	7.5%
Broadcasting	7.1%
Energy and Utilities	6.5%
Diversified Industrial	5.9%
Metals and Mining	5.8%
Other Industry sectors	28.7%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stocks	99.1%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	0.0%

The Gabelli Value 25 Fund Inc.

Semi-Annual Shareholder Report - June 30, 2024

Class A - GABVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABVX-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Value 25 Fund Inc.

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return per Class A Share of The Gabelli Value 25 Fund was 2.9% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

The Gabelli Value 25 Fund Inc.

Entertainment	16.0%	Machinery	2.0%
Financial Services	14.6%	Hotels and Gaming	1.9%
Environmental Services	7.9%	Wireless Communications	1.8%
Electronics	7.5%	Telecommunication Services	1.7%
Broadcasting	7.1%	Computer Software and Services	1.5%
Energy and Utilities	6.5%	Telecommunications	1.0%
Diversified Industrial	5.9%	U.S. Government Obligations	0.9%
Metals and Mining	5.8%	Health Care	0.8%
Automotive: Parts and Accessories	4.8%	Automotive	0.5%
Food and Beverage	4.6%	Other Assets and Liabilities (Net)	(0.0)%*
Cable and Satellite	2.7%		100.0%
Equipment and Supplies	2.5%
Consumer Products	2.0%	* Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Value 25 Fund Inc.

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.1%
	Automotive — 0.5%
90,000	Iveco Group NV	$538,904	$1,009,156

	Automotive: Parts and Accessories — 4.8%
88,000	Dana Inc.	1,560,736	1,066,560
78,996	Garrett Motion Inc.†	418,786	678,576
58,900	Genuine Parts Co.	1,224,619	8,147,048
		3,204,141	9,892,184

	Broadcasting — 7.1%
7,000	Liberty Broadband Corp., Cl. A†	314,951	382,200
18,500	Liberty Broadband Corp., Cl. C†	40,791	1,014,170
44,000	Liberty Media Corp.-Liberty SiriusXM†	39,143	975,040
491,500	Paramount Global, Cl. A	10,996,118	9,033,770
175,200	Sinclair Inc.	3,938,428	2,335,416
74,000	TEGNA Inc.	1,135,984	1,031,560
		16,465,415	14,772,156

	Cable and Satellite — 2.7%
18,500	AMC Networks Inc., Cl. A†	0	178,710
93,000	Comcast Corp., Cl. A	898,624	3,641,880
33,000	EchoStar Corp., Cl. A†	451,451	587,730
34,000	Rogers Communications Inc., Cl. B	105,117	1,257,320
		1,455,192	5,665,640

	Computer Software and Services — 1.5%
6,000	Meta Platforms Inc., Cl. A	768,659	3,025,320

	Consumer Products — 2.0%
49,000	Edgewell Personal Care Co.	962,768	1,969,310
17,000	Energizer Holdings Inc.	252,366	502,180
10,500	Spectrum Brands Holdings Inc.	887,219	902,265
11,000	The Scotts Miracle-Gro Co.	605,750	715,660
		2,708,103	4,089,415

	Diversified Industrial — 5.9%
39,000	Ampco-Pittsburgh Corp.†	155,533	30,030
229,000	Bollore SE	1,307,061	1,343,957
64,000	Crane Co.	1,034,494	9,278,720
7,000	Honeywell International Inc.	146,598	1,494,780
		2,643,686	12,147,487

	Electronics — 7.5%
87,000	Resideo Technologies Inc.†	674,890	1,701,720
162,000	Sony Group Corp., ADR	2,683,096	13,761,900
		3,357,986	15,463,620

	Energy and Utilities — 6.5%
49,000	APA Corp.	1,578,628	1,442,560
63,000	Dril-Quip Inc.†	1,589,407	1,171,800
Shares		Cost	Market Value
76,000	Halliburton Co.	$2,266,287	$2,567,280
148,800	National Fuel Gas Co.	6,571,590	8,063,472
3,000	Southwest Gas Holdings Inc.	186,957	211,140
		12,192,869	13,456,252

	Entertainment — 16.0%
33,000	Atlanta Braves Holdings Inc., Cl. A†	812,605	1,363,890
133,500	Atlanta Braves Holdings Inc., Cl. C†	2,615,106	5,265,240
40,000	Fox Corp., Cl. A	1,625,591	1,374,800
1,318,000	Grupo Televisa SAB, ADR	7,505,341	3,650,860
1,000	Liberty Media Corp.-Liberty Live, Cl. C†	737	38,270
84,052	Madison Square Garden Entertainment Corp.†	85,021	2,877,100
54,000	Madison Square Garden Sports Corp.†	366,814	10,159,020
300,000	Ollamani SAB†	978,852	683,629
93,052	Sphere Entertainment Co.†	278,039	3,262,403
15,200	The Walt Disney Co.	406,367	1,509,208
100,000	Vivendi SE	1,193,162	1,044,819
250,000	Warner Bros Discovery Inc.†	2,669,496	1,860,000
		18,537,131	33,089,239

	Environmental Services — 7.9%
58,300	Republic Services Inc.	687,555	11,330,022
28,000	Waste Connections Inc.	790,483	4,910,080
		1,478,038	16,240,102

	Equipment and Supplies — 2.5%
61,000	Flowserve Corp.	648,662	2,934,100
8,000	Valmont Industries Inc.	1,804,374	2,195,600
		2,453,036	5,129,700

	Financial Services — 14.6%
55,500	American Express Co.	1,399,824	12,851,025
29,000	Citigroup Inc.	1,607,039	1,840,340
30,000	Loews Corp.	1,917,146	2,242,200
182,000	The Bank of New York Mellon Corp.	5,483,643	10,899,980
5,000	The Goldman Sachs Group Inc.	965,817	2,261,600
		11,373,469	30,095,145

	Food and Beverage — 4.6%
47,500	Diageo plc, ADR	1,692,003	5,988,800
55,000	Mondelēz International Inc., Cl. A	1,244,775	3,599,200
		2,936,778	9,588,000

	Health Care — 0.8%
27,500	Perrigo Co. plc	978,028	706,200

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
8,500	Zimmer Biomet Holdings Inc.	$1,061,831	$922,505
3,000	Zimvie Inc.†	48,390	54,750
		2,088,249	1,683,455

	Hotels and Gaming — 1.9%
40,200	Ryman Hospitality Properties Inc., REIT	818,948	4,014,372

	Machinery — 2.0%
403,000	CNH Industrial NV	3,433,140	4,082,390

	Metals and Mining — 5.8%
23,500	Freeport-McMoRan Inc.	853,083	1,142,100
261,500	Newmont Corp.	4,371,372	10,949,005
		5,224,455	12,091,105

	Telecommunication Services — 1.7%
169,000	Liberty Global Ltd., Cl. A†	3,337,128	2,945,670
34,000	Liberty Global Ltd., Cl. C†	203,458	606,900
		3,540,586	3,552,570

	Telecommunications — 1.0%
99,000	Telephone and Data Systems Inc.	1,730,267	2,052,270

	Wireless Communications — 1.8%
66,000	United States Cellular Corp.†	1,865,272	3,684,120

	TOTAL COMMON STOCKS	98,814,324	204,823,698

	RIGHTS — 0.0%
	Health Care — 0.0%
2,000	ABIOMED Inc., CVR†	0	3,500

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
25,000	Ampco-Pittsburgh Corp., expire 08/01/25†	17,080	1,250
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$1,980,000	U.S. Treasury Bills, 5.275% to 5.315%††, 07/25/24 to 09/26/24	$1,964,030	$1,964,066

	TOTAL INVESTMENTS — 100.0%	$100,795,434	206,792,514
	Other Assets and Liabilities (Net) — (0.0)%		(45,269)
	NET ASSETS — 100.0%		$206,747,245

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $100,795,434)	$206,792,514
Cash	3,688
Receivable for Fund shares sold	498,100
Receivable from Adviser	6,539
Dividends and interest receivable	465,940
Prepaid expenses	24,256
Total Assets	207,791,037
Liabilities:
Payable for Fund shares redeemed	648,005
Payable for investment advisory fees	170,598
Payable for distribution fees	35,486
Payable for accounting fees	7,500
Payable for shareholder communications	75,282
Other accrued expenses	106,921
Total Liabilities	1,043,792
Net Assets
(applicable to 21,117,011 shares outstanding)	$206,747,245
Net Assets Consist of:
Paid-in capital	$93,096,195
Total distributable earnings	113,651,050
Net Assets	$206,747,245

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,369,971 ÷ 140,566 shares outstanding; 50,000,000 shares authorized)	$9.75
Class A:
Net Asset Value and redemption price per share ($169,795,337 ÷ 17,323,648 shares outstanding; 100,000,000 shares authorized)	$9.80
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$10.40
Class C:
Net Asset Value and offering price per share ($108,058 ÷ 16,754 shares outstanding; 50,000,000 shares authorized)	$6.45	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($35,473,879 ÷ 3,636,043 shares outstanding; 50,000,000 shares authorized)	$9.76

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $22,790)	$1,239,648
Non-cash dividends	560,600
Interest	58,240
Total Investment Income	1,858,488
Expenses:
Investment advisory fees	1,059,031
Distribution fees - Class AAA	2,319
Distribution fees - Class A	217,875
Distribution fees - Class C	857
Shareholder services fees	59,817
Registration expenses	42,258
Shareholder communications expenses	40,979
Legal and audit fees	36,926
Directors’ fees	27,500
Accounting fees	22,500
Custodian fees	10,687
Interest expense	101
Miscellaneous expenses	18,134
Total Expenses	1,538,984
Less:
Expense reimbursements (See Note 3)	(42,956)
Expenses paid indirectly by broker (See Note 6)	(2,261)
Total Reimbursements and Credits	(45,217)
Net Expenses	1,493,767
Net Investment Income	364,721
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	8,784,570
Net realized loss on foreign currency transactions	(14,878)
Net realized gain on investments and foreign currency transactions	8,769,692
Net change in unrealized appreciation/depreciation: on investments	(2,687,696)
on foreign currency translations	3,281
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,684,415)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,085,277
Net Increase in Net Assets Resulting from Operations	$6,449,998

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Operations:
Net investment income	$364,721	$929,177
Net realized gain on investments and foreign currency transactions	8,769,692	23,932,691
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,684,415)	(6,231,235)
Net Increase in Net Assets Resulting from Operations	6,449,998	18,630,633

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(203,927)
Class A	—	(19,351,115)
Class C	—	(30,365)
Class I	—	(4,044,426)
Total Distributions to Shareholders	—	(23,629,833)

Capital Share Transactions:
Class AAA	(488,318)	(290,329)
Class A	(11,222,893)	(13,152,433)
Class C	(187,855)	(361,059)
Class I	(609,713)	467,783
Net Decrease in Net Assets from Capital Share Transactions	(12,508,779)	(13,336,038)

Redemption Fees	—	183

Net Decrease in Net Assets	(6,058,781)	(18,335,055)
Net Assets:
Beginning of year	212,806,026	231,141,081
End of period	$206,747,245	$212,806,026

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2024(c)	$9.46	$0.01	(d)	$0.28	$0.29	$—	$—	$—	$—		$9.75	3.07%	$1,370	0.26	%(d)(e)	1.49	%(e)	1.49	%(e)	3%
2023	9.76	0.03		0.82	0.85	(0.03)	(1.12)	(1.15)	0.00	(f)	9.46	8.68	1,807	0.33		1.50		1.49		6
2022	13.67	0.03		(2.20)	(2.17)	(0.03)	(1.71)	(1.74)	—		9.76	(15.72)	2,136	0.27		1.45		1.45		6
2021	13.34	0.07		1.91	1.98	(0.11)	(1.54)	(1.65)	0.00	(f)	13.67	14.88	2,806	0.48		1.43		1.43	(g)	12
2020	13.79	0.05		0.75	0.80	(0.06)	(1.19)	(1.25)	0.00	(f)	13.34	5.85	2,467	0.43		1.44		1.44		4
2019	12.91	0.03		2.27	2.30	(0.03)	(1.39)	(1.42)	0.00	(f)	13.79	17.79	3,172	0.22		1.41		1.41		3
Class A
2024(c)	$9.52	$0.01	(d)	$0.27	$0.28	$—	$—	$—	$—		$9.80	2.94%	$169,795	0.26	%(d)(e)	1.49	%(e)	1.49	%(e)	3%
2023	9.82	0.03		0.83	0.86	(0.03)	(1.13)	(1.16)	0.00	(f)	9.52	8.73	175,761	0.33		1.50		1.49		6
2022	13.74	0.03		(2.20)	(2.17)	(0.03)	(1.72)	(1.75)	—		9.82	(15.64)	192,948	0.26		1.45		1.45		6
2021	13.40	0.07		1.92	1.99	(0.11)	(1.54)	(1.65)	0.00	(f)	13.74	14.88	263,214	0.49		1.43		1.43	(g)	12
2020	13.85	0.06		0.74	0.80	(0.06)	(1.19)	(1.25)	0.00	(f)	13.40	5.83	256,601	0.46		1.44		1.44		4
2019	12.96	0.03		2.28	2.31	(0.03)	(1.39)	(1.42)	0.00	(f)	13.85	17.85	286,925	0.24		1.41		1.41		3
Class C
2024(c)	$6.28	$(0.02	)(d)	$0.19	$0.17	$—	$—	$—	$—		$6.45	2.71%	$108	(0.50	)%(d)(e)	2.25	%(e)	2.24	%(e)	3%
2023	6.50	(0.03)		0.55	0.52	0.00 (f)	(0.74)	(0.74)	0.00	(f)	6.28	7.99	287	(0.48)		2.25		2.24		6
2022	9.15	(0.04)		(1.48)	(1.52)	—	(1.13)	(1.13)	—		6.50	(16.39)	639	(0.51)		2.20		2.20		6
2021	9.39	(0.02)		1.33	1.31	(0.01)	(1.54)	(1.55)	0.00	(f)	9.15	14.02	945	(0.17)		2.18		2.18	(g)	12
2020	10.08	(0.03)		0.53	0.50	—	(1.19)	(1.19)	0.00	(f)	9.39	5.03	1,548	(0.38)		2.19		2.19		4
2019	9.80	(0.05)		1.72	1.67	—	(1.39)	(1.39)	0.00	(f)	10.08	17.05	3,265	(0.50)		2.16		2.16		3
Class I
2024(c)	$9.45	$0.04	(d)	$0.27	$0.31	$—	$—	$—	$—		$9.76	3.28%	$35,474	0.76	%(d)(e)	1.24	%(e)	1.00	%(e)(h)	3%
2023	9.76	0.08		0.83	0.91	(0.09)	(1.13)	(1.22)	0.00	(f)	9.45	9.29	34,951	0.83		1.25		1.00	(h)	6
2022	13.69	0.09		(2.21)	(2.12)	(0.09)	(1.72)	(1.81)	—		9.76	(15.32)	35,418	0.71		1.20		1.00	(h)	6
2021	13.36	0.13		1.91	2.04	(0.17)	(1.54)	(1.71)	0.00	(f)	13.69	15.33	51,863	0.87		1.18		1.02	(g)(h)	12
2020	13.81	0.11		0.75	0.86	(0.12)	(1.19)	(1.31)	0.00	(f)	13.36	6.28	48,217	0.90		1.19		1.00	(h)	4
2019	12.93	0.10		2.27	2.37	(0.10)	(1.39)	(1.49)	0.00	(f)	13.81	18.31	53,394	0.65		1.16		1.00	(h)	3

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact to the expense ratios.

(c)	For the six months ended June 30, 2024, unaudited.

(d)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $(0.01) (Class AAA and Class A), $(0.03) (Class C), and $0.01 (Class I), and the net investment income ratios would have been 0.27% (Class AAA and Class A), 1.03% (Class C), and (0.23)% (Class I) for the six months ended June 30, 2024.

(e)	Annualized.

(f)	Amount represents less than $0.005 per share.

(g)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.

(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Value 25 Fund Inc. was incorporated on July 20, 1989 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$204,823,698	—	$204,823,698
Rights (a)	—	$3,500	3,500
Warrants (a)	1,250	—	1,250
U.S. Government Obligations	—	1,964,066	1,964,066
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$204,824,948	$1,967,566	$206,792,514

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2024 and December 31, 2023. The Fund's policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold any restricted securities.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$941,513
Net long term capital gains	24,308,993

Total distributions paid	$25,250,506

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$102,079,883	$117,016,997	$(12,304,366)	$104,712,631

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class I Shares to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% of the value of its average daily net assets. For the six months ended June 30, 2024, the Adviser reimbursed the Fund in the amount of $42,956. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets for Class I.

This contractual agreement is renewable annually and is in place until at least April 30, 2025. At June 30, 2024, the cumulative amount which the Fund may repay the Adviser is $303,803.

For the year ended December 31, 2021, expiring December 31, 2024	$85,090
For the year ended December 31, 2022, expiring December 31, 2025	88,358
For the year ended December 31, 2023, expiring December 31, 2026	87,399
For the six months ended June 30, 2024, expiring December 31, 2027	42,956
$303,803

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $5,792,678 and $17,487,848, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $2,446 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

Additionally, the Distributor retained a total of $403 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,261.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2024, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2024 and the year ended December 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Value 25 Fund Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	11,574	$114,497	9,858	$101,723
Shares issued upon reinvestment of distributions	—	—	20,403	193,217
Shares redeemed	(61,905)	(602,815)	(58,242)	(585,269)
Net decrease	(50,331)	$(488,318)	(27,981)	$(290,329)
Class A
Shares sold	31,638	$309,757	132,466	$1,317,926
Shares issued upon reinvestment of distributions	—	—	1,953,790	18,600,081
Shares redeemed	(1,178,159)	(11,532,650)	(3,267,962)	(33,070,440)
Net decrease	(1,146,521)	$(11,222,893)	(1,181,706)	$(13,152,433)
Class C
Shares sold	—	—	1,377	$9,378
Shares issued upon reinvestment of distributions	—	—	4,828	30,365
Shares redeemed	(28,896)	$(187,855)	(58,896)	(400,802)
Net decrease	(28,896)	$(187,855)	(52,691)	$(361,059)
Class I
Shares sold	144,601	$1,408,036	128,831	$1,313,027
Shares issued upon reinvestment of distributions	—	—	415,805	3,929,355
Shares redeemed	(207,499)	(2,017,749)	(473,022)	(4,774,599)
Net increase/(decrease)	(62,898)	$(609,713)	71,614	$467,783

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

John Birch
Partner,
The Cardinal Partners Global

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York
Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Value 25 Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB409Q224SAR

GABELLI
FUNDS

THE GABELLI VALUE 25 FUND INC.

Semiannual Report
June 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Value 25 Fund Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2024(c)	$9.46	$0.01	(d)	$0.28	$0.29	$—	$—	$—	$—		$9.75	3.07%	$1,370	0.26	%(d)(e)	1.49	%(e)	1.49	%(e)	3%
2023	9.76	0.03		0.82	0.85	(0.03)	(1.12)	(1.15)	0.00	(f)	9.46	8.68	1,807	0.33		1.50		1.49		6
2022	13.67	0.03		(2.20)	(2.17)	(0.03)	(1.71)	(1.74)	—		9.76	(15.72)	2,136	0.27		1.45		1.45		6
2021	13.34	0.07		1.91	1.98	(0.11)	(1.54)	(1.65)	0.00	(f)	13.67	14.88	2,806	0.48		1.43		1.43	(g)	12
2020	13.79	0.05		0.75	0.80	(0.06)	(1.19)	(1.25)	0.00	(f)	13.34	5.85	2,467	0.43		1.44		1.44		4
2019	12.91	0.03		2.27	2.30	(0.03)	(1.39)	(1.42)	0.00	(f)	13.79	17.79	3,172	0.22		1.41		1.41		3
Class A
2024(c)	$9.52	$0.01	(d)	$0.27	$0.28	$—	$—	$—	$—		$9.80	2.94%	$169,795	0.26	%(d)(e)	1.49	%(e)	1.49	%(e)	3%
2023	9.82	0.03		0.83	0.86	(0.03)	(1.13)	(1.16)	0.00	(f)	9.52	8.73	175,761	0.33		1.50		1.49		6
2022	13.74	0.03		(2.20)	(2.17)	(0.03)	(1.72)	(1.75)	—		9.82	(15.64)	192,948	0.26		1.45		1.45		6
2021	13.40	0.07		1.92	1.99	(0.11)	(1.54)	(1.65)	0.00	(f)	13.74	14.88	263,214	0.49		1.43		1.43	(g)	12
2020	13.85	0.06		0.74	0.80	(0.06)	(1.19)	(1.25)	0.00	(f)	13.40	5.83	256,601	0.46		1.44		1.44		4
2019	12.96	0.03		2.28	2.31	(0.03)	(1.39)	(1.42)	0.00	(f)	13.85	17.85	286,925	0.24		1.41		1.41		3
Class C
2024(c)	$6.28	$(0.02	)(d)	$0.19	$0.17	$—	$—	$—	$—		$6.45	2.71%	$108	(0.50	)%(d)(e)	2.25	%(e)	2.24	%(e)	3%
2023	6.50	(0.03)		0.55	0.52	0.00 (f)	(0.74)	(0.74)	0.00	(f)	6.28	7.99	287	(0.48)		2.25		2.24		6
2022	9.15	(0.04)		(1.48)	(1.52)	—	(1.13)	(1.13)	—		6.50	(16.39)	639	(0.51)		2.20		2.20		6
2021	9.39	(0.02)		1.33	1.31	(0.01)	(1.54)	(1.55)	0.00	(f)	9.15	14.02	945	(0.17)		2.18		2.18	(g)	12
2020	10.08	(0.03)		0.53	0.50	—	(1.19)	(1.19)	0.00	(f)	9.39	5.03	1,548	(0.38)		2.19		2.19		4
2019	9.80	(0.05)		1.72	1.67	—	(1.39)	(1.39)	0.00	(f)	10.08	17.05	3,265	(0.50)		2.16		2.16		3
Class I
2024(c)	$9.45	$0.04	(d)	$0.27	$0.31	$—	$—	$—	$—		$9.76	3.28%	$35,474	0.76	%(d)(e)	1.24	%(e)	1.00	%(e)(h)	3%
2023	9.76	0.08		0.83	0.91	(0.09)	(1.13)	(1.22)	0.00	(f)	9.45	9.29	34,951	0.83		1.25		1.00	(h)	6
2022	13.69	0.09		(2.21)	(2.12)	(0.09)	(1.72)	(1.81)	—		9.76	(15.32)	35,418	0.71		1.20		1.00	(h)	6
2021	13.36	0.13		1.91	2.04	(0.17)	(1.54)	(1.71)	0.00	(f)	13.69	15.33	51,863	0.87		1.18		1.02	(g)(h)	12
2020	13.81	0.11		0.75	0.86	(0.12)	(1.19)	(1.31)	0.00	(f)	13.36	6.28	48,217	0.90		1.19		1.00	(h)	4
2019	12.93	0.10		2.27	2.37	(0.10)	(1.39)	(1.49)	0.00	(f)	13.81	18.31	53,394	0.65		1.16		1.00	(h)	3

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact to the expense ratios.

(c)	For the six months ended June 30, 2024, unaudited.

(d)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $(0.01) (Class AAA and Class A), $(0.03) (Class C), and $0.01 (Class I), and the net investment income ratios would have been 0.27% (Class AAA and Class A), 1.03% (Class C), and (0.23)% (Class I) for the six months ended June 30, 2024.

(e)	Annualized.

(f)	Amount represents less than $0.005 per share.

(g)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the year ended December 31, 2021 would have been 1.41% (Class AAA and Class A), 2.16% (Class C), and 1.00% (Class I), respectively.

(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class I expenses to the Fund.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

John Birch	$10,000
Anthony J. Colavita	$9,000
Robert Morrissey	$8,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of The Gabelli Value 25 Fund Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 12, 2024, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long-standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Independent Board Members reviewed the short-, medium-, and long-term performance (as of December 31, 2023) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional multi-cap value funds, regardless of asset size or primary channel of distribution. The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one-, three-, five-, and ten-year periods, as measured against both the Adviser Peer Group and the Broadridge Performance Peer Group. The Adviser also addressed the appropriateness of the Broadridge peer group given the ranking of the Fund against its peers. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the Adviser Peer Group and Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Adviser Peer Group and Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Adviser Peer Group and Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were above the median when compared to those of the Adviser Peer Group and Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2023. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Value 25 Fund Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.